Property and Equipment - Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment
Total property and equipment	$ 29,871	$ 20,408	$ 9,375
Less: accumulated depreciation and amortization	(9,327)	(6,350)	(2,624)
Total property and equipment, net	20,544	14,058	6,751
Capitalized Software Development Costs
Property and Equipment
Total property and equipment	21,997	16,030	6,783
Office Equipment
Property and Equipment
Total property and equipment	3,849	2,662	1,231
Furniture and Fixtures
Property and Equipment
Total property and equipment	438	393	328
Software
Property and Equipment
Total property and equipment	865	755	653
Leasehold Improvements
Property and Equipment
Total property and equipment	$ 2,722	$ 568	$ 380